Allowance for Credit Losses	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

The following table summarizes the Company’s allowance for credit losses and amount of financing receivables evaluated for impairment:

	Finance Leases	Notes Receivable	Total
Allowance for credit losses
Balance at January 1, 2014	$0.4	$4.1	$4.5
Provision for credit losses	0.2	—	0.2
Write-offs	(0.2)	—	(0.2)
Balance at December 31, 2014	$0.4	$4.1	$4.5
Provision for credit losses	0.2	—	0.2
Write-offs	(0.1)	—	(0.1)
Balance at December 31, 2015	$0.5	$4.1	$4.6

The Company's allowance of $4.6 and $4.5 for the years ended December 31, 2015 and 2014, respectively, all resulted from individual impairment evaluation. As of December 31, 2015, finance leases and notes receivables individually evaluated for impairment were $75.3 and $22.5, respectively. As of December 31, 2014, finance leases and notes receivables individually evaluated for impairment were $149.7 and $23.1, respectively. As of December 31, 2015 and 2014, the Company’s financing receivables in LA were $58.8 and $127.9, respectively. The decrease is related primarily to the strengthening U.S. dollar compared to the Brazil real and recurring customer payments for financing arrangements in LA.

The Company records interest income and any fees or costs related to financing receivables using the effective interest method over the term of the lease or loan. The Company reviews the aging of its financing receivables to determine past due and delinquent accounts. Credit quality is reviewed at inception and is re-evaluated as needed based on customer-specific circumstances. Receivable balances 60 days to 89 days past due are reviewed and may be placed on nonaccrual status based on customer-specific circumstances. Receivable balances are placed on nonaccrual status upon reaching greater than 89 days past due. Upon receipt of payment on nonaccrual financing receivables, interest income is recognized and accrual of interest is resumed once the account has been made current or the specific circumstances have been resolved.

As of December 31, 2015 and 2014, the recorded investment in past-due financing receivables on nonaccrual status was $0.7 and $2.2, respectively, and there was no recorded investment in finance receivables past due 90 days or more and still accruing interest. The recorded investment in impaired notes receivable was $4.1 as of December 31, 2015 and 2014 and was fully reserved.

The following table summarizes the Company’s aging of past-due notes receivable balances:

	December 31,
	2015	2014
30-59 days past due	$0.1	$0.1
60-89 days past due	—	—
> 89 days past due	3.0	1.5
Total past due	$3.1	$1.6